UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4748

DREYFUS PREMIER FIXED INCOME FUNDS
- Dreyfus Premier Core Bond Fund
- Dreyfus Premier Corporate Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31

Date of reporting period:	7/31/04

SSL-DOCS2 70180139v2

FORM N-Q

Item 1. Schedule of Investments.

DREYFUS PREMIER FIXED INCOME FUNDS: DREYFUS PREMIER CORE BOND FUND

Statement of Investments July 31, 2004 (Unaudited)
	Prinicipal
Bonds and Notes - 96.3%	Amount ($)		Value ($)
Advertising - .0%
RH Donnelley Finance,
Sr. Notes, 10.875%, 2012	250,000	a	293,750

Aerospace & Defense - .6%
General Dynamics,
Sr. Notes, 4.5%, 2010	4,929,000		4,948,701
L-3 Communications,
Sr. Notes, 6.125%, 2013	500,000		487,500
			5,436,201

Agricultural - 1.2%
Altria,
Notes, 7%, 2013	5,855,000		6,054,117
RJ Reynolds Tobacco,
Notes, 7.25%, 2012	5,000,000		4,875,000
			10,929,117

Airlines - .4%
American Airlines,
Pass-Through Ctfs., Ser. 1991-1, 7.024%, 2009	1,993,000		1,957,520
Continental Airlines,
Pass-Through Ctfs., Ser. 1998-1, Cl. A, 6.648%, 2017	2,342,286		2,179,854
USAir,
Enhanced Equipment Notes, Ser. C, 8.93%, 2009	1,435,843	b	14,358
			4,151,732

Asset-Backed Ctfs./Automotive - .6%
AmeriCredit Automobile Receivables Trust:
Ser. 2002-EM, Cl. A3A, 2.97%, 2007	980,812		986,315
Ser. 2003-AM, Cl. A3A, 2.37%, 2007	300,000		299,935
Capital One Auto Finance Trust,
Ser. 2003-B, Cl. A4, 3.18%, 2010	350,000		346,131
GS Auto Loan Trust,
Ser. 2004-1, Cl. A4, 2.65%, 2011	475,000		465,807
MMCA Automobile Trust,
Ser. 2002-2, Cl. A3, 3.67%, 2006	295,539		296,498
Navistar Financial Corp. Owner Trust,
Ser. 2003-A, Cl. A4, 2.24%, 2009	875,000		859,485
Onyx Acceptance Grantor Trust,
Ser. 2003-D, Cl. A4, 3.2%, 2010	750,000		744,474
Triad Auto Receivables Owner Trust,
Ser. 2002-A, Cl. A4, 3.24%, 2009	675,000		679,100
WFS Financial Owner Trust,
Ser. 2004-1, Cl. A4, 2.81%, 2011	500,000		491,693
Whole Auto Loan Trust,
Ser. 2003-1, Cl. A3A, 1.84%, 2006	750,000		746,842
			5,916,280

Asset - Backed Ctfs./Credit Cards - 1.3%
MBNA Master Credit Card Note Trust,
Ser. 2002-C1, Cl. C1, 6.8%, 2014	11,322,000		12,292,465

Asset-Backed Ctfs./Equipment - .1%
Pegasus Aviation Lease Securitization,
Ser. 2001-1, Cl. A1, 2.075%, 2015	1,666,033	a, c	821,107

Asset - Backed Ctfs./Home Equity Loans - 1.6%
Block Mortgage Finance,
Ser. 1999-1, Cl. A4, 6.6%, 2030	930,952		948,313
CIT Group Home Equity Loan Trust,
Ser. 2002-1, Cl. AF4, 5.97%, 2029	900,000		911,248
Conseco Finance Securitizations:
Ser. 2000-B, Cl. AF5, 8.15%, 2031	1,137,121		1,162,843
Ser. 2000-E, Cl. A5, 8.02%, 2031	3,484,526		3,495,118
Delta Funding Home Equity Loan Trust,
Ser. 2000-2, Cl. A6F, 7.97%, 2030	344,262		350,490
Equity One ABS,
Ser. 2004-3, Cl. AF3, 4.265%, 2034	6,719,000		6,721,100
Residential Asset Mortgage Products:
Ser. 2003-RS5, C1. AI2, 2.13%, 2024	750,000		749,410
Ser. 2003-RZ5, Cl. A2, 3.18%, 2027	575,000		566,683
The Money Store Home Equity Trust,
Ser. 1998-B, Cl. AF8, 6.11%, 2010	570,767		575,383
			15,480,588

Auto Manufacturing - .1%
General Motors,
Debs., 8.375%, 2033	1,344,000	d	1,409,011

Auto Trucks & Parts - 1.4%
Lear:
Bonds, 5.75%, 2014	7,000,000	a	7,060,879
Sr. Notes, Ser. B, 8.11%, 2009	5,283,000	d	6,054,255
			13,115,134

Banking - 1.8%
Deutsche Bank,
Deposit Notes, 4.85%, 2006	5,000,000		4,837,500
Mizuho Financial Group Cayman,
Bonds, 5.79%, 2014	8,109,000	a	8,104,678
Rabobank Capital Funding II,
Bonds, 5.26%, 2049	3,900,000	a, d	3,820,631
			16,762,809

Commercial Mortgage Pass-Through Ctfs. - 6.2%
Banc of America Commercial Mortgage,
Ser. 2004-2, Cl. A1, 2.764%, 2038	9,267,403		9,049,964
COMM,
Ser. 2000-C1, Cl. A1, 7.206%, 2033	535,218		568,195
CS First Boston Mortgage Securities,
Ser. 1998-C1, Cl. A1A, 6.26%, 2040	4,745,439		4,868,217
Chase Commerical Mortgage Securities,
Ser. 2001-245, Cl. A1, 5.974%, 2016	2,051,555	a, c	2,163,980
GE Capital Commercial Mortgage,
Ser. 2004-C2, Cl. A1, 3.111%, 2040	10,687,503		10,528,350
GS Mortgage Securities II:
Ser. 2001-LIBA, Cl. E, 6.733%, 2016	3,000,000	a	3,195,658
Ser. 2003-C1, Cl. A1, 2.904%, 2040	10,595,537		10,425,153
Greenwich Capital Commercial Funding,
Ser. 2003-C2, Cl. A2, 4.022%, 2036	675,000		666,225
JP Morgan Commercial Mortgage Finance,
Ser. 1998-C6, Cl. A2, 6.533%, 2030	459,918		474,927

Lehman Large Loan,
Ser. 1997-LLI, Cl. A3, 6.9%, 2034	575,000		618,419
Mortgage Capital Funding,
Ser. 1997-MC1, Cl. A3, 7.288%, 2027	423,194		436,650
PNC Mortgage Acceptance,
Ser. 2000-C1, Cl. A1, 7.52%, 2008	475,367		518,956
Saxon Asset Securities Trust,
Ser. 2004-2, Cl. AF2, 4.15%, 2035	9,715,000		9,715,000
Structured Asset Securities, REMIC,
Ser. 1996-CFL, Cl. H, 7.75%, 2028	4,750,000		5,408,841
			58,638,535

Commercial Services - .4%
Cendant,
Notes, 6.25%, 2010	3,160,000		3,408,964
United Rentals North America,
Sr. Notes, 7%, 2014	250,000	d	229,375
			3,638,339

Diversified Financial Service - 3.1%
American Express,
Notes, 4.875%, 2013	2,678,000		2,630,746
Boeing Capital,
Sr. Notes, 4.75%, 2008	3,604,000		3,707,957
Capital One Bank,
Sub. Notes, 6.5%, 2013	4,194,000		4,388,538
Farmers Exchange Capital,
Trust Surplus Note Securities, 7.05%, 2028	3,795,000	a	3,727,855
Ford Motor Credit,
Notes, 1.66875%, 2007	1,252,000	c	1,222,219
General Electric,
Notes, Ser. A, 5.875%, 2012	4,774,000		5,069,563
Goldman Sachs,
Bonds, 5.15%, 2014	3,810,000	d	3,721,791
Jefferies,
Sr. Notes, 5.5%, 2016	3,870,000		3,755,100
National Rural Utilities Cooperative Finance,
Collateral Trust Notes, 4.375%, 2010	700,000		694,152
			28,917,921

Electric Utilities - 3.6%
AES,
Sr. Notes, 9%, 2015	400,000	a	439,000
Centerpoint Energy,
Sr. Notes, Ser. B, 6.85%, 2015	7,062,000		7,545,111
Jersey Central Power & Light,
First Mortgage, 5.625%, 2016	3,558,000	a	3,601,596
Pacific Gas & Electric:
First Mortgage, 4.2%, 2011	175,000	d	169,191
First Mortgage, 4.8%, 2014	3,516,000		3,390,029
Peco Energy,
First Mortgage, 3.5%, 2008	600,000		592,393
Public Service Co. of Colorado,
First Mortgage, Ser. 12, 4.875%, 2013	5,963,000		5,882,303
SCANA,
Sr. Notes, 1.7%, 2006	3,380,000	c	3,385,452
TXU Gas Capital I,
Gtd. Bonds, (Gtd. By Enserch),
2.95%, 2028	6,954,000	c	6,847,882
Westar Energy,
First Mortgage, 6%, 2014	2,000,000	d	2,075,334

33,928,291

Entertainment - .0%
Intrawest,
Sr. Notes, 7.5%, 2013	300,000		300,000

Environmental Control - .0%
Allied Waste,
Sr. Notes, 7.875%, 2013	400,000	d	420,500

Food & Beverages - .2%
Coca-Cola Enterprise,
Notes, 6.125%, 2011	800,000		867,400
Safeway,
Notes, 5.8%, 2012	530,000	d	539,996
Unilever Capital,
Sr. Notes, 7.125, 2010	450,000		512,280
			1,919,676

Foreign Governmental - 2.3%
Republic of Argentina:
Deb., 11.25%, 2004	400 b		104
Bonds, Ser. L-GP, 6%, 2023	22,250,000	b	11,347,500
Republic of Chile,
Notes, 2.06%, 2008	9,240,000	c	9,320,850
Republic of Costa Rica:
Bonds, 6.548%, 2014	1,151,000		1,001,370
Notes, 6.914%, 2008	180,000		180,000
			21,849,824

Gaming & Lodging - .5%
Harrah's Operating,
Notes, 5.375%, 2013	5,070,000	d	4,836,364

Health Care - 2.3%
Alaris Medical Systems,
Sr. Notes, 7.25%, 2011	250,000		280,295
Bristol-Myers Squibb,
Notes, 5.75%, 2011	3,644,000		3,831,098
Cardinal Health,
Bonds, 4%, 2015	3,787,000		3,176,471
Manor Care,
Notes, 6.25%, 2013	4,317,000		4,473,491
Medco Health Solutions,
Sr. Notes, 7.25%, 2013	4,725,000		5,103,000
Wyeth,
Notes, 5.5%, 2014	4,772,000		4,616,256
			21,480,611

Manufacturing - .8%
K. Hovnanian Enterprises,
Sr. Notes, 7.75%, 2013	300,000	d	309,000
Manitowoc,
Sr. Notes, 7.125%, 2013	250,000	d	255,000
Newell Rubbermaid,
Notes, 4%, 2010	170,000		162,759
Ship Finance International,
Sr. Notes, 8.5%, 2013	250,000	a	241,250

Tyco International:
Notes, 5.8%, 2006	4,953,000		5,183,309
Notes, 6.125%, 2008	625,000		670,626
Sr. Notes, 6.75%, 2011	455,000		499,574
			7,321,518

Media - 1.7%
British Sky Broadcasting,
Notes, 6.875%, 2009	2,416,000		2,651,224
Comcast:
Notes, 8.375%, 2013	2,693,000		3,197,730
Sr. Notes, 6.5%, 2015	5,497,000		5,794,674
Dex Media East Finance,
Sr. Notes, 9.875%, 2009	400,000		454,000
Reader's Digest Association,
Sr. Notes, 6.5%, 2011	200,000	d	199,000
Shaw Communications,
Sr. Notes, 7.25%, 2011	3,489,000		3,656,179
			15,952,807

Mining & Metals - 1.2%
Noranda,
Notes, 6%, 2015	11,548,000		11,434,691

Oil & Gas - 4.4%
Atlantic Richfield,
Notes, 5.9%, 2009	700,000		755,306
Consolidated Natural Gas,
Sr. Notes, Ser. B, 5.375%, 2006	750,000		781,736
EnCana Corp,
Bonds, 6.5%, 2034	17,760,000		18,066,786
Gazprom International S.A.,
Sr. Debs., 7.201%, 2020	8,110,000	a	8,008,625
Kerr-McGee,
Notes, 6.95%, 2024	11,107,000	d	11,304,594
Petro-Canada,
Notes, 4%, 2013	2,082,000		1,884,016
Transocean,
Notes, 6.625%, 2011	455,000		499,609
			41,300,672

Packaging & Containers - .1%
Owens-Brockway,
Sr. Notes, 8.75%, 2012	300,000		331,500
Silgan,
Sr. Notes, 6.75%, 2013	250,000		246,250
			577,750

Paper & Forest Products - .0%
International Paper,
Notes, 6.75%, 2011	350,000		382,319

Property-Casualty Insurance - .8%
Allstate,
Sr. Notes, 7.875%, 2005	650,000		676,274
Endurance Specialty,
Bonds, 7%, 2034	2,000,000	d	1,993,986
Genworth Financial,
Notes, 6.5%, 2034	2,150,000		2,223,586

Infinity Property & Casualty,
Notes, 5.5%, 2014	260,000	a	253,671
Pennsylvania Mutual Life Insurance,
Notes, 6.65%, 2034	1,925,000	a	1,946,165
Prudential Financial,
Sr. Notes, 3.75%, 2008	800,000		796,234
			7,889,916

Real Estate Investment Trust - .9%
EOP Operating,
Sr. Notes, 7%, 2011	825,000		908,309
iStar Financial,
Sr. Notes, 5.7%, 2014	7,750,000		7,497,582
			8,405,891

Residential Mortgage Pass- Through Ctfs. - 1.8%
Chase Mortgage Finance:
Ser. 1999-S3, Cl. B4, 6.25%, 2014	117,310	a	117,263
Ser. 2002-S8, Cl. B3, 5.4489%, 2029	274,056	a	263,834
Countrywide Home Loans:
Ser. 2002-J4, Cl. B3, 5.84%, 2032	361,773		357,974
Ser. 2003-18, Cl. B4, 5.5%, 2033	738,705		478,773
Harborview Mortgage Loan Trust,
Ser. 2004-4, Cl. 3A, 2.975%, 2034	8,742,432	c	8,567,584
MASTR Asset Securitization Trust,
Ser. 2003-1, Cl. 15B6, 5.25%, 2018	382,018	a	169,540
MORSERV:
Ser. 1996-1, Cl. B2, 7%, 2011	211,238		219,096
Ser. 1996-1, Cl. B3, 7%, 2011	105,619	a	109,643
Ocwen Residential MBS,
Ser. 1998-R1, Cl. B1, 7%, 2040	2,656,415	a	2,840,635
Prudential Home Mortgage Securities, REMIC,
Ser. 1994-A, Cl. 5B, 6.73%, 2024	18,658	a	18,658
Residential Accredit Loans,
Ser. 1997-QS6, Cl. B1, 7.5%, 2012	170,069		179,388
Washington Mutual MSC Mortgage:
Ser. 2002-MS1, Cl. CB4, 6.36%, 2032	1,696,178	a	1,720,602
Ser. 2002-MS4, Cl. CB4, 6.43%, 2032	1,144,252	a	1,168,968
Ser. 2003-MS6, Cl. CB3, 5.97%, 2033	465,894		471,065
Ser. 2003-MS6, Cl. CB4, 5.97%, 2033	266,253	a	255,843
			16,938,866

Retail - .3%
JC Penney,
Notes, 8%, 2010	300,000	d	338,250
Jean Coutu,
Sr. Notes, 7.625%, 2012	1,500,000	a	1,518,750
Wal-Mart Stores,
Sr. Notes, 6.875%, 2009	800,000		896,702
			2,753,702

Structured Index - 2.0%
AB Svensk Exportkredit,
GSNE-ER Indexed Notes, 0%, 2007	17,275,000	a,e	16,316,237
Dow Jones CDX.NA.HY:
Credit Linked Ctfs., Ser. 3-1, 7.75%, 2009	1,317,000	a, f	1,290,660
Credit Linked Ctfs., Ser. 3-2, 6.375%, 2009	1,287,000	a, f	1,270,913
			18,877,810

Technology - .6%
Amkor Technology,
Sr. Notes, 7.75%, 2013	400,000	d	344,000
Fairchild Semiconductor International,
Sr. Notes, 10.5%, 2009	400,000		433,000
IAC/InterActive,
Notes, 7%, 2013	4,888,000		5,324,508
			6,101,508

Telecommunications - 3.6%
British Telecommunications,
Notes, 8.375%, 2010	9,256,000		10,922,876
CenturyTel,
Sr. Notes, Ser. L, 7.875%, 2012	3,788,000		4,273,610
Cingular Wireless,
Sr. Notes, 5.625%, 2006	275,000		288,116
Citizens Communications,
Debs., 7.05%, 2046	712,000		572,111
Lucent Technologies,
Debs., Ser. B, 2.75%, 2025	5,149,000		6,507,049
Qwest:
Bank Note, Ser. A, 6.5%, 2007	5,561,000	c	5,769,538
Bank Note, Ser. B, 6.95%, 2010	3,311,000	c	3,253,058
Sprint Capital,
Sr. Notes, 6%, 2007	2,317,000		2,438,260
TELUS,
Notes, 8%, 2011	320,000		365,934
			34,390,552

Textiles & Apparel - .0%
Phillips-Van Heusen,
Sr. Notes, 7.25%, 2011	250,000	a, d	256,250

U.S. Government - 16.1%
U.S. Treasury Bonds,
5.375%, 2/15/2031	44,330,000		45,417,415
U.S. Treasury Notes:
1.875%, 9/30/2004	10,000,000		10,010,900
4%, 6/15/2009	1,200,000		1,217,340
4.75%, 5/15/2014	93,983,000		96,027,130
			152,672,785

U.S. Government Agencies - 3.2%
Federal Home Loan Banks,
Bonds, Ser. 432, 4.5%, 9/16/2013	15,175,000		14,689,294
Federal Home Loan Mortgage Corp.,
Notes, 7%, 3/15/2010	13,013,000		14,794,219
Federal National Mortgage Association,
Notes, 5.25%, 1/15/2009	870,000		915,945
			30,399,458

U.S. Government Agencies/Mortgage-Backed - 31.1%
Federal Home Loan Mortgage Corp.:
5.5%, 6/1/2034	31,042		36,682
6%, 4/1/2014-12/1/2032	589,560		612,373
6.5%, 4/1/2029-10/1/2032	13,082,168		13,691,737
Multiclass Mortgage Participation Cfts.,
REMIC, (Interest Only Obligation):
Ser. 2048, Cl. PJ, 7%, 4/15/2028	376,457	g	49,177
Ser. 2627, Cl. UI, 5%, 7/15/2023	12,943,943	g	1,326,566
Ser. 2640, Cl. UA, 5%, 11/15/2026	8,174,900	g	959,128

Ser. 2659, Cl. UB, 5.5%, 10/15/2021	9,409,090	g	1,054,720
Ser. 2708, Cl. IM, 5.5%, 8/15/2027	12,788,209	g	2,608,646
Ser. 2723, Cl. QI, 5.5%, 10/15/2023	16,986,396	g	1,966,439
Ser. 2731, Cl. PY, 5%, 5/15/2026	4,367,209	g	966,138
Ser. 2752, Cl. GM, 5%, 3/15/2026	4,000,000	g	892,942
Ser. 2764, Cl. IL, 5%, 12/15/2021	5,150,400	g	651,147
Ser. 2764, Cl. IQ, 5%, 1/15/2022	10,000,000	g	1,167,135
Federal National Mortgage Association:
4.5%, 10/1/2018	415,212		409,370
5%, 9/11/2017-5/1/2018	6,549,455		6,612,617
5.5%, 2/1/2033	1,747,156		1,756,284
6%, 7/1/2029-08/01/2034	7,035,289		7,245,139
6.2%, 1/1/2011	9,595,268		10,396,795
6.5%, 11/1/2008-04/1/2033	18,196,956		19,026,703
7%, 9/1/2014-11/1/2028	413,754		438,910
7.5%, 7/1/2029	280,865		300,964
REMIC Trust, Gtd. Pass-Through Ctfs:
Ser. 2003-33, Cl. PB, 4%, 2/25/2022	800,000		807,054
Ser. 2004-58, Cl. LJ, 5%, 7/25/2034	6,238,623		6,361,025
(Interest Only Obligations):
Ser. 1996-70, Cl. PL, 7%, 2/25/2026	46,410	g	145
Ser. 1997-74, Cl. PK, 7%, 11/18/2027	616,879	g	111,381
Ser. 2002-82, Cl. IB, 5.5%, 1/25/2021	2,171,756	g	10,566
Ser. 2003-40, Cl. NI, 5.5%, 11/25/2028	8,882,446	g	1,040,835
Government National Mortgage Association I:
5.5%, 2/15/2033-4/15/2033	49,577,539		49,965,310
6%, 4/15/2029-2/15/2034	132,089,326		136,086,281
6.5%, 4/15/2029	423,495		444,004
7%, 10/15/2028	216,204		230,121
7.5%, 8/15/2029	95,854		103,283
Project Loans,
6.5%, 10/15/2033	1,171,965		1,262,956
6.8%, 4/15/2040	12,447,035		13,785,091
(Interest Only Obligation),
Ser. 2004-19, Cl. KI, 5%, 10/16/2027	21,809,655	g	2,655,070
Government National Mortgage Association II:
3%, 7/20/2030	1,137,927	c	1,139,645
3.25%, 4/20/2030	1,157,176	c	1,148,265
7%, 5/20/2028-7/20/2031	523,759		556,361
Ser. 2004-39, Cl. LC, 5.5%, 12/20/2029	5,535,000		5,721,806
(Interest Only Obligation):
Ser. 2003-98, Cl. IC, 5%, 4/20/2030	4,523,700	g	1,216,627
			294,815,438
Total Bonds And Notes Investments
(cost $920,178,783)			913,010,188

Preferred Stock - 1.6%	Shares		Value ($)

Electric Utilities - .3%
Great Plains Energy,
Cum. Conv., $2	130,000		3,174,600

Mining & Metals - 1%
Freeport-McMoRan Copper & Gold,
Cum. Conv., $55	8,876	a	8,299,060
Kaiser Group Holdings,
Cum., $3.85	20,317		1,122,515
			9,421,575

Telecommunications - .3%
Motorola (Units),
Cum. Conv., $3.50	60,000	h	2,755,800

Total Preferred Stock Investments			15,351,975
(cost $14,519,944)

Common Stock - .0%
Mining& Metals,
Kaiser Group Holdings (rights)
(cost $0)	41,691	i,j.k	0

	Face Amount
	Covered by
Options- .0%	Contracts ($)		Value ($)
Call Options - .0%
U.S. Treasury Bond, 5.375%, 2/15/2031:
October 2004 @ $104.24	844,300		103,558
October 2004 @ $104.519	844,300		96,302
			199,860
Put Options - .0%
U.S. Treasury Note, 2.5%, 5/31/2006,
September 2004 @ $99.39	961,400		12,018
Total Options
(cost $256,743)			211,878

Other Investments - 1.6%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $15,301,000 )	15,301,000	l	15,301,000

	Principal
Short Term - 1.1%	Amount ($)		Value ($)
Banking - 1.0%
Deutsche Bank AG
Floating Rate Note, 5.24%, 02/13/2005	9,500,000		9,381,250

U.S. Treasury Bills - .1%
1.26%, 09/16/2004	1,200,000	m	1,198,056
Total Short Term Investments
(cost $10,698,063)			10,579,306

	Shares		Value ($)
Investment of Cash Collateral for Securities Loaned- 2.9%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus	27,133,870	l	27,133,870
(cost $27,133,870)

Total Investment (cost $988,088,403)	103.5%		981,588,217
Liabilities, Less Cash and Receivables	(3.5)%		(33,286,111)
Net Assets	100.0%		948,302,106

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
At July 31, 2004, these securities amounted to $79,295,701 or 8.4% of net assets.
b	Non-income producing-security in default.
c	Variable rate security--interest rate subject to periodic change.
d	All or a portion of these securities are on loan. At July 31, 2004, the total market value of the fund's securities on loan is $26,557,605 and the total market value of the collateral held by the fund is $27,133,870.
e	Security linked to Goldman Sachs Non-Energy- Excess Return Index.
f	Security linked to a portfolio of debt securities.
g	Notional face amount shown.
h	Units represent a contract to purchase shares of common stock for $50 on November 16, 2004 and a senior note with a principal of $50.
i	Non-income producing-security.
j	The rights allow the holder to put preferred stock back to the company under certain conditions.
k	The value of these securities has been determined in good faith under the direction of the Board of Trustees.
l	Investments in affiliated money market mutual funds.
m	Wholly held by a broker as collateral for open financial futures position.

DREYFUS PREMIER CORE BOND Statement of Financial Futures 7/31/2004 (Unaudited)
				Unrealized
		Market Value		Appreciation/
		Covered by		Depreciation
	Contracts	Contracts ($)	Expiration	at 7/31/2004 ($)

Financial Futures Long
U.S. Treasury 5 Year Notes	366	40,077,000	September-2004	217,313
U.S. Treasury 10 Year Notes	251	27,790,406	September-2004	254,922

Financial Futures Short
U.S. Treasury 2 Year Notes	757	159,821,625	September-2004	(289,547)
U.S. Treasury 30 Year Bonds	136	14,717,750	September-2004	(204,000)
				(21,312)

DREYFUS PREMIER CORE BOND Statement of Options Written 7/31/2004(Unaudited)
Call Options	Face Amount
	Covered by
Issuer	Contracts ($)	Value($)

Centerpoint Energy,
6.85%, 6/1/2015	8,000,000.00	12,000
September 30, 2004 @ 1.5%

RJ Reynolds Tobacco Holdings,
7.25%, 6/1/2012
September 30, 2004 @ 3%
	5,000,000.00	17,750

(Premium received $29,750)		29,750

DREYFUS PREMIER CORPORATE BOND FUND
Statement of Investments
July 31, 2004 (Unaudited)
	Prinicipal
Bonds and Notes - 101.6%	Amount		Value ($)
Aerospace & Defense - 3.8%
General Dynamics,
Sr. Notes, 4.5%, 2010	23,000		23,092
Lockheed Martin,
Notes, 7.25%, 2006	100,000		107,014
Northrop Grumman,
Debs., 7.75%, 2031	50,000		59,038
Raytheon,
Notes, 6.5%, 2005	50,000		51,669
			240,813
Agriculture - 1.1%
Altria:
Notes, 7%, 2005	40,000		41,387
Notes, 7%, 2013	30,000		31,020
			72,407
Airlines - 1.4%
American Airlines,
Pass-Through Ctfs., Ser. 1999-1,
7.024%, 2009	50,000		49,110
Continental Airlines,
Pass-Through Ctfs., Ser. 1998-1, Cl. A,
6.648%, 2017	42,587		39,634
			88,744
Auto Manufactoring - 0.2%
General Motors,
Sr. Notes, 8.375%, 2033	10,000		10,484
Automotive, Trucks & Parts - 1.8%
Dana,
Notes, 9%, 2011	44,000		52,140
Lear,
Sr. Notes, Ser. B, 8.11%, 2009	53,000		60,737
			112,877
Banking - 4.0%
Bank of America,
Sr. Notes, 4.375%, 2010	150,000	a	148,054
Keycorp,
Sub. Notes, 7.5%, 2006	50,000		54,079
Mizuho Financial Group Cayman,
Gtd. Bank Notes, 5.79%, 2014	50,000	b	49,973
			252,106
Chemicals - 2.5%
Dow Chemical,
Notes, 6%, 2012	50,000		52,441
Sociedad Quimica y Minera de Chile,
Bonds, 7.7%, 2006	100,000	b	107,292
			159,733
Commercial Services - 1.4%
Cendant,
Notes, 6.25%, 2010	12,000		12,945
WMX Technology
Notes, 7%, 2005	75,000		76,958
			89,903

Consumer Products - 1.6%
Gillette,
Notes, 5.75%, 2005	100,000		103,397
Diversified Financial Service - 9.5%
American Express,
Notes, 4.875%, 2013	25,000		24,559
Boeing Capital:
Bonds, 5.8%, 2013	18,000	a	18,798
Notes, 6.5%, 2012	50,000	a	54,576
Sr. Notes, 4.75%, 2008	17,000		17,490
Bombardier Capital,
Notes, 7.5%, 2004	50,000	b	50,060
CIT,
Notes, 1.48%, 2007	53,000	c	53,034
Capital One Bank,
Sub. Notes, 6.5%, 2013	38,000		39,763
Farmers Exchange Capital,
Trust Surplus Note Securities, 7.05%, 2028	40,000	b	39,292
Ford Motor Credit,
Notes, 1.66875%, 2007	5,000	c	4,884
GMAC,
Notes, 6.875%, 2011	125,000		128,500
General Electric Capital,
Notes, 5.875%, 2012	26,000		27,610
Goldman Sachs,
Notes, 3.875%, 2009	65,000		63,876
Jefferies,
Sr. Notes, 5.5%, 2016	25,000		24,258
MBNA,
Sr. Notes, Ser. F, 7.5%, 2012	50,000		56,647
			603,347
Electric Utilities - 8.1%
Centerpoint Energy,
Sr. Notes, Ser. B, 6.85%, 2015	45,000		48,078
Dominion Resources,
Sr. Notes, Ser. B, 7.625%, 2005	50,000		52,418
Entergy Arkansas,
First Mortgage, 6.125%, 2005	100,000		103,163
Jersey Central Power & Light,
First Mortgage, 5.625%, 2016	23,000	b	23,282
Monongahela Power,
First Mortgage, 5%, 2006	50,000		51,360
Nisource Finance,
Notes, 3.2%, 2006	100,000		99,279
Pacific Gas & Electric,
First Mortgage, 4.8%, 2014	23,000		22,176
SCANA,
Sr. Notes, 1.7%, 2006	30,000	c	30,048
TXU Energy,
Sr. Notes, 7%, 2013	75,000		82,517
			512,321
Food & Beverages - 3.9%
Bottling Group,
Sr. Notes, 2.45%, 2006	100,000		98,799
Miller Brewing,
Notes, 4.25%, 2008	20,000	b	20,055
Pepsi Bottling,
Sr. Notes, Ser. B, 7%, 2029	20,000	a	22,735
Tyson Foods,
Sr. Notes, 7.25%, 2006	100,000		107,383
			248,972

Foreign Governmental - 0.3%
Republic of Costa Rica,
Notes, 6.914%, 2008	20,000	20,000
Gaming & Lodging - 0.5%
Harrah's Operating,
Notes, 5.375%, 2013	30,000	28,618
Health Care - 5.8%
Bristol-Myers Squibb,
Notes, 5.75%, 2011	17,000	17,873
Cardinal Health,
Bonds, 4%, 2015	25,000	20,970
HCA,
Notes, 7.125%, 2006	50,000	52,864
IVAX,
Sr. Sub. Notes, 4.5%, 2008	32,000	31,800
Manor Care,
Gtd. Notes, 6.25%, 2013	20,000	20,725
Medco Health Solutions,
Sr. Notes, 7.25%, 2013	22,000	23,760
Vertex Pharmaceuticals,
Sub. Notes, 5%, 2007	209,000	198,027
		366,019
Manufacturing - 1.9%
Tyco International,
Gtd. Notes, 5.8%, 2006	115,000	120,347
Media - 3.3%
AOL Time Warner,
Notes, 6.875%, 2012	20,000 a	21,830
British Sky Broadcasting:
Gtd. Notes, 6.875%, 2009	13,000	14,266
Notes, 7.3%, 2006	50,000	53,962
Comcast Cable Communications:
Notes, 8.375%, 2013	17,000	20,186
Sr. Notes, 6.5%, 2015	24,000	25,300
Sr. Notes, 6.75%, 2011	50,000 a	54,535
Shaw Communications,
Sr. Notes, 7.25%, 2011	15,000	15,718
		205,797
Mining & Metals - 2.4%
Alcoa,
Notes, 4.25%, 2007	15,000	15,299
Noranda:
Deb., 7%, 2005	65,000	67,305
Notes, 6%, 2015	70,000	69,313
		151,917
Oil & Gas - 2.6%
ConocoPhillips,
Notes, 4.75%, 2012	25,000 a	24,690
Gazprom International,
Gtd. Notes, 7.201%, 2020	53,000 b	52,338
Oneok,
Notes, Ser. B, 7.75%, 2005	50,000	51,573
Petro-Canada,
Notes, 4%, 2013	8,000	7,239
Valero Energy,
Notes, 7.375%, 2006	30,000	32,037
		167,877
Paper & Forest Products - 1.0%
International Paper:
Deb., 5.125%, 2012	50,000	47,968
Notes, 5.85%, 2012	15,000	15,428
		63,396

Pipelines - 0.9%
ANR Pipeline,
Notes, 8.875%, 2010	50,000		55,375
Property-Casualty Insurance - 3.8%
CNA Financial,
Notes, 6.5%, 2005	20,000		20,488
Chubb,
Notes, 6%, 2011	15,000		15,946
Endurance Specialty,
Bonds, 7%, 2034	15,000		14,955
Genworth Financial,
Notes, 6.5%, 2034	60,000		62,054
Kingsway America,
Sr. Notes, 7.5%, 2014	25,000	b	25,259
Liberty Mutual Insurance,
Notes, 7.875%, 2026	50,000	b	54,084
Penn Mutual,
Notes, 6.65%, 2034	50,000	b	50,550
			243,336
Real Estate Investment Trust - 2.2%
EOP Operating,
Sr. Notes, 7%, 2011	30,000		33,029
Oasis Residential,
Notes, 7.25%, 2006	50,000		53,769
Simon Property,
Notes, 6.875%, 2006	50,000		53,057
			139,855
Retail - 1.7%
Dillard's,
Notes, 6.43%, 2004	50,000		50,000
RadioShack,
Notes, 7.375%, 2011	50,000		56,836
			106,836
Structured Index - 14.2%
Morgan Stanley Trade Custody Receipts (TRACERS):
Ser. 2002-1, 5.878%, 2007	609,000	b,d	638,808
Ser. 2002-2, 7.719%, 2032	231,000	b,d	262,591
			901,399
Technology - 2.0%
IBM,
Notes, 4.875%, 2006	100,000		104,050
InterActive,
Notes, 7%, 2013	18,000		19,607
			123,657
Telecommunications - 5.3%
AT&T,
Sr. Notes, 8.05%, 2011	30,000		31,053
British Telecommunications,
Notes, 8.375%, 2010	26,000		30,682
CenturyTel,
Sr. Notes, Ser. L, 7.875%, 2012	25,000		28,205
Citizens Communications,
Debs., 7.05%, 2046	19,000		15,267
Deutshe Telekom International Finance,
Notes, 9.25%, 2032	50,000		67,253
Lucent Technologies,
Debs., Ser. B, 2.75%, 2025	32,000		40,440
Motorola,
Sr. Notes, 8%, 2011	25,000		29,060

Qwest:
Bank Note, Ser. A, 6.5%, 2007	24,000	c	24,900
Bank Note, Ser. B, 6.95%, 2010	15,000	c	14,738
Sprint Capital,
Notes, 6%, 2007	36,000		37,884
Verizon Wireless Capital,
Notes, 5.375%, 2006	15,000		15,675
			335,157
Textiles & Apparrel - 2.3%
Reebok International,
Debs., 2%, 2024	150,000	a,b	147,000
U.S. Government Securities - 12.1%
U.S. Treasury Bonds,
5.375%, 2/15/2031	300,000		307,359
U.S. Treasury Notes,
4.75%, 5/15/2014	449,000		458,766
			766,125
Total Bonds and Notes
(Cost $6,398,696)			6,437,815

Preferred Stocks - 0.8%	Shares		Value ($)
Mining & Metals;
Freeport-McMoRan Copper & Gold,
Cum. Conv., $55
(Cost $49,897)	56	b	52,360

Common Stock - 0.3%
Technology;
Sun Microsystems
(Cost $27,891 )	4,900		19,355

	Prinicipal
Short-Term - 0.3%	Amount		Value ($)
U.S. Treasury Bills,
1.36%, 10/14/2004
(Cost $19,944)	20,000	e	19,944

Investment of Cash Collateral
for Securities Loaned - 8.0%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus
(Cost $506,280)	506,280	g	506,280

Total Investment (Cost $7,002,708)	111.0%		7,035,754
Liabilities, Less Cash and Receivables	-11.0%		(700,049)
Net Assets	100.00%		6,335,705

a All of these securities are on loan. At July 31, 2004, the total market value of the fund's securities on loan is
$492,216 and the total market value of the collateral held by the fund is $506,280.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.	These securities may be resold in
transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, these securities amounted to $1,572,944 or 24.8% of net assets
c Variable rate security- interest rate subject to periodic change.
d Security linked to a portfolio of debt securities.
e Partially or wholly held by a broker as collateral for open financial futures positions.
g Investment in affiliated money market mutual fund.
See notes to financial statements.

Statement of Futures
		Market Value
		Covered by
	Contracts	Contracts ($)	Expiration

Financial Futures Long
U.S. Treasury 10 Year Note	1	110,719	September-2004

Financial Futures Short
U.S. Treasury 5 Year Note	2	219,000	September-2004

Unrealized Appreciation/
(Depreciation)
at 7/31/2004 ($)

1,016

(1,375)
(359)

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER FIXED INCOME FUNDS

By:	/s/ Stephen E. Canter

Stephen E. Canter
President

Date:	September 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer

Date:	September 17, 2004

By:	/s/ James Windels

James Windels
Chief Financial Officer

Date:	September 17, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)